Interim Condensed Consolidated Statements of Cash Flows (unaudited) - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2024	Jan. 31, 2023
Cash flows from operating activities
Net income		$ 3,582	$ 3,133
Adjustments for non-cash items and others
Provision for credit losses		813	532
Depreciation		320	315
Deferred income taxes		(606)	(261)
Amortization and impairment of other intangibles		354	373
Net changes in investments in joint ventures and associates		(12)	(29)
Losses (Gains) on investment securities		(70)	(53)
Losses (Gains) on disposition of businesses		(4)
Adjustments for net changes in operating assets and liabilities
Insurance contract liabilities		2,316	991
Net change in accrued interest receivable and payable		175	397
Current income taxes		315	883
Derivative assets		37,412	24,156
Derivative liabilities		(35,655)	(21,999)
Trading securities		(2,521)	2,688
Loans, net of securitizations		(5,838)	(4,704)
Assets purchased under reverse repurchase agreements and securities borrowed		(7,680)	(10,534)
Obligations related to assets sold under repurchase agreements and securities loaned		(748)	16,420
Obligations related to securities sold short		1,361	(264)
Deposits, net of securitizations		9,481	16,145
Brokers and dealers receivable and payable		(497)	(971)
Other		(4,141)	(9,359)
Net cash from (used in) operating activities		(1,643)	17,859
Cash flows from investing activities
Change in interest-bearing deposits with banks		10,006	(3,666)
Proceeds from sales and maturities of investment securities		65,480	34,282
Purchases of investment securities		(60,887)	(40,515)
Net acquisitions of premises and equipment and other intangibles		(482)	(698)
Net proceeds from (cash transferred for) dispositions		9
Net cash from (used in) investing activities		14,126	(10,597)
Cash flows from financing activities
Issuance of subordinated debentures			1,500
Repayment of subordinated debentures			(60)
Issue of common shares, net of issuance costs		36	22
Issue of preferred shares and other equity instruments, net of issuance costs		744
Redemption of preferred shares and other equity instruments		(21)
Sales of treasury shares and other equity instruments		1,340	1,019
Purchases of treasury shares and other equity instruments		(1,203)	(1,059)
Dividends paid on shares and distributions paid on other equity instruments		(1,240)	(1,841)
Dividends/distributions paid to non-controlling interests		(1)	(7)
Change in short-term borrowings of subsidiaries		533	4,491
Repayment of lease liabilities		(153)	(166)
Net cash from (used in) financing activities		35	3,899
Effect of exchange rate changes on cash and due from banks		(160)	2,719
Net change in cash and due from banks		12,358	13,880
Cash and due from banks at beginning of period	[1]	61,989	72,397
Cash and due from banks at end of period	[1]	74,347	86,277
Cash flows from operating activities include:
Amount of interest paid		18,920	11,226
Amount of interest received		24,950	17,492
Amount of dividends received		1,058	832
Amount of income taxes paid		$ 855	$ 1,436

[1]	We are required to maintain balances due to regulatory requirements or contractual restrictions from central banks, other regulatory authorities, and other counterparties. The total balances were $xx billion as at January 31, 2024 (October 31, 2023 – $3 billion; January 31, 2023 – $2 billion; October 31, 2022 – $2 billion).